o MUN P-7

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                             DATED OCTOBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. As of February 1, 2000, the Franklin California High Yield Municipal Fund offers three classes of shares: Class A, Class B and Class C.

III. The section "Performance" for the California High Yield Fund, found on page 8, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 6 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1/

[Insert bar graph]

-6.07%  18.96%  6.17%  11.71%  7.35%   -6.68%
94      95      96     97      98      99
                YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
8.28%

WORST
QUARTER:
Q1 '94
-4.86%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                           SINCE
                                                          INCEPTION
                                          1 YEAR  5 YEARS (5/3/93)
-------------------------------------------------------------------

Franklin California High Yield           -10.65%   6.23%   4.70%
Municipal Fund - Class A/2/
Lehman Brothers Municipal Bond Index/3/   -2.06%   6.91%   5.40%
                                                           SINCE
                                                          INCEPTION
                                                  1 YEAR  (5/1/96)
-------------------------------------------------------------------
Franklin California High Yield                    -8.91%   4.39%
Municipal Fund - Class C/2/
Lehman Brothers Municipal Bond Index/3/           -2.06%   5.27%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

IV. The section "Fees and Expenses" for the California High Yield Fund, found on page 9, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B/1/  CLASS C
-------------------------------------------------------------------
Maximum sales charge (load) as a     4.25%       4.00%     1.99%
percentage of offering price
 Load imposed on purchases           4.25%       None      1.00%
 Maximum deferred sales charge       None/2/     4.00%/3/  0.99%/4/
(load)
Exchange fee                         None        None      None

Please see "Sales Charges" on page 25 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B/1/ CLASS C
----------------------------------------------------------------
Management fees/5/                   0.53%    0.53%     0.53%
Distribution and service (12b-1)     0.10%    0.65%     0.65%
fees
Other expenses                       0.08%    0.08%     0.08%
                                    ----------------------------
Total annual fund operating          0.71%    1.26%     1.26%
expenses/5/
                                    ============================

1. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended May 31, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
2. Except for investments of $1 million or more (see page 25).
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended May 31, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.26% and total annual fund operating expenses were 0.44% for Class A and 0.99% for Class C, and would have been 0.99% for Class B. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year; and
o   The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $494/1/  $642     $803     $1,270
CLASS B                        $528     $700     $892     $1,371/2/
CLASS C                        $325     $496     $785     $1,607
If you do not sell your
shares:
CLASS B                        $128     $400     $692     $1,371/2/
CLASS C                        $227     $496     $785     $1,607

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. The management team for the California High Yield Fund on page 11 is replaced with the following:

The team responsible for the fund's management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-
Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

BERNARD SCHROER, SENIOR VICE PRESIDENT OF ADVISERS

Mr. Schroer has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VI. The section "Performance" for the Tennessee Fund, found on page 19, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 5 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

[Insert bar graph]

18.38%  9.57%  5.88%  6.62%  -6.40%
95      96     97     98     99
                YEAR

[Begin callout]
BEST
QUARTER:
Q1 '95
7.98%

WORST
QUARTER:
Q1 '97
-4.48%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                         SINCE
                                                       INCEPTION
                                     1 YEAR   5 YEARS  (5/10/94)
------------------------------------------------------------------
Franklin Tennessee Municipal Bond   -10.41%    5.59%     4.72%
Fund/2/
Lehman Brothers Municipal Bond       -2.06%    6.91%     5.96%
Index/3/

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VII. The management team for the Tennessee Fund on page 21 is replaced with the following:

The team responsible for the fund's management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-
Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the fund since 1996. He joined the Franklin Templeton Group in 1994.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VIII. In the section "Choosing A Share Class", which begins on page 25, the following changes are made:

(a) The first chart on page 25 is replaced with the following:

                        CLASS B (CALIFORNIA        CLASS C (CALIFORNIA
CLASS A                 HIGH YIELD FUND ONLY)      HIGH YIELD FUND ONLY)
o  Initial sales        o  No initial              o  Initial sales
   charge of 4.25% or      sales charge               charge of 1%
   less

o  Deferred sales       o  Deferred sales charge   o  Deferred sales
   charge of 1% on         of 4% on shares you        charge of 1% on
   purchases of $1         sell within the first      shares you sell
   million or more         year, declining to 1%      within 18 months
   sold within 12          within six years and
   months                  eliminated after that

o  Lower annual         o  Higher annual           o  Higher annual
   expenses than Class     expenses than Class A      expenses than
   B or C due to lower     (same as Class C) due      Class A (same as
   distribution fees       to higher                  Class B) due to
                           distribution fees.         higher
                           Automatic conversion       distribution fees.
                           to Class A shares          No conversion to
                           after eight years,         Class A shares, so
                           reducing future            annual expenses do
                           annual expenses.           not decrease.

  THE CALIFORNIA HIGH YIELD FUND BEGAN OFFERING CLASS B SHARES ON FEBRUARY 1,
                                     2000.

(b) The following is added before the discussion of Class C sales charges on page 26:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING    YOUR PROCEEDS AS A CDSC
THEM
--------------------------------------------------------------------
1 Year                                 4
2 Years                                4
3 Years                                3
4 Years                                3
5 Years                                2
6 Years                                1
7 Years                                0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see below). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 26 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

IX. The section "Sales charge waivers" on page 28 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

X. The section "Minimum investments" on page 29 is replaced with the following:

MINIMUM INVESTMENTS
                                            INITIAL    ADDITIONAL
-----------------------------------------------------------------
Regular accounts                            $1,000     $50
-----------------------------------------------------------------
Automatic investment plans                  $50        $50
-----------------------------------------------------------------
UGMA/UTMA accounts                          $100       $50
-----------------------------------------------------------------
Broker-dealer sponsored wrap account        $250       $50
programs
-----------------------------------------------------------------
Full-time employees, officers, trustees
and directors of Franklin Templeton
entities, and
their immediate family members              $100       $50
-----------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

XI. The section "Account Application" on page 30 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 31). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

XII. The following is added to the section "Buying shares" on page 30:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                account with your      please make sure we
                        bank account           have your bank
(Up to $100,000 per     information on file,   account information
day)                    you may open a new     on file. If we do not
1-800/632-2301          account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and Fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

XIII. The section "Automatic Investment Plan" on page 31 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

XIV. The footnote in the section "Distribution Options" on page 31 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

XV. The section "Telephone Privileges" on page 31 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XVI. The following is added after the second paragraph in the section "Exchange Privilege" on page 32:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XVII. The last paragraph of the "Exchange Privilege" section on page 32 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
36).

XVIII. The second paragraph of the "By Mail" section in the Selling Shares chart on page 34 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XIX. In the Selling Shares table on page 34 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

XX. The section "Statements and reports" on page 35 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XXI. The section "Market Timers" on page 36 is replaced with the following:

MARKET TIMERS Each fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

XXII. The first category in the section "Additional Policies" on page 36 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XXIII. The section "Dealer compensation" on page 37 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                 CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------
COMMISSION (%)                      -        3.00       2.00
Investment under $100,000         4.00         -          -
$100,000 but under $250,000       3.25         -          -
$250,000 but under $500,000       2.25         -          -
$500,000 but under $1 million     1.85         -          -
$1 million or more             up to 0.75/1/   -          -
12B-1 FEE TO DEALER               0.10       0.15/2/    0.65/3/

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.